Other Comprehensive Income and Accumulated Other Comprehensive Income (details) - Reclassifications (USD $) In Millions, unless otherwise specified	3 Months Ended				6 Months Ended
	Jun. 30, 2014		Jun. 30, 2013		Jun. 30, 2014		Jun. 30, 2013
Reclassification Adjustment out of Accumulated Other Comprehensive Income
Reclassification adjustment impacting net realized investment gains on the income statement	$ (16.0)	[1]	$ (167.0)	[1]	$ (17.0)	[1]	$ (177.0)	[1]
Reclassification adjustment impacting general and administrative expense on the income statement	1,001		931		1,882		1,846
Total reclassifications	(901)		(1,177)		(2,371)		(2,397)
Income tax (expense) benefit	(218)		(252)		(636)		(576)
Amounts reclassified from accumulated other comprehensive income, net of taxes	(683)		(925)		(1,735)		(1,821)
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income
Total reclassifications	(8)		(8)		5
Income tax (expense) benefit	(2)		(3)		4		1
Amounts reclassified from accumulated other comprehensive income, net of taxes	(6)		(5)		1		(1)
Changes in Net Unrealized Gains on Investment Securities Having No Credit Losses Recognized in the Consolidated Statement of Income [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]

Reclassification Adjustment out of Accumulated Other Comprehensive Income
Reclassification adjustment impacting net realized investment gains on the income statement	(24.0)		(34.0)		(29.0)		(51.0)
Income tax (expense) benefit	(8)		(12)		(10)		(18)
Amounts reclassified from accumulated other comprehensive income, net of taxes	(16)		(22)		(19)		(33)
Changes in Net Unrealized Gains on Investment Securities Having Credit Losses Recognized in the Consolidated Statement of Income [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]

Reclassification Adjustment out of Accumulated Other Comprehensive Income
Reclassification adjustment impacting net realized investment gains on the income statement	1.0		1.0		4.0		2.0
Income tax (expense) benefit	1		1		2		1
Amounts reclassified from accumulated other comprehensive income, net of taxes					2		1
Net Benefit Plan Assets and Obligations Recognized in Shareholders' Equity [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income
Reclassification adjustment impacting general and administrative expense on the income statement	15		25		30		52
Income tax (expense) benefit	5		8		12		18
Amounts reclassified from accumulated other comprehensive income, net of taxes	10		17		18		34
Net Unrealized Foreign Currency Translation [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income
Reclassification adjustment impacting net realized investment gains on the income statement							(3.0)
Amounts reclassified from accumulated other comprehensive income, net of taxes							$ (3)

[1]	Total other-than-temporary impairment (OTTI) gains (losses) were $(1) million and $(1) million for the three months ended June 30, 2014 and 2013, respectively, and $(8) million and $(1) million for the six months ended June 30, 2014 and 2013, respectively. Of total OTTI, credit losses of $(1) million and $(2) million for the three months ended June 30, 2014 and 2013, respectively, and $(10) million and $(7) million for the six months ended June 30, 2014 and 2013, respectively, were recognized in net realized investment gains. In addition, unrealized gains from other changes in total OTTI of $0 million and $1 million for the three months ended June 30, 2014 and 2013, respectively, and $2 million and $6 million for the six months ended June 30, 2014 and 2013, respectively, were recognized in other comprehensive income (loss) as part of changes in net unrealized gains on investment securities having credit losses recognized in the consolidated statement of income.